PRIVATE PLACEMENT (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)				12 Months Ended
	Nov. 10, 2023	Feb. 17, 2023	Feb. 17, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2021	Aug. 23, 2021
Subsidiary, Sale of Stock [Line Items]
Balance, shares	3,018,308				545,000
Shares issued price per share				$ 10.20	$ 10.20	$ 10.00	$ 10.00
Number of shares issuable per warrant		1	1
Sale of stock price per share				$ 11.50	$ 11.50
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1	1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1	1
Number of units sold		1/10	1/10
Warrant exercise price		$ 1	$ 1
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares		545,000		545,000
Shares issued price per share		$ 10.00	10.00	$ 10.00
Stock issued during period value new issues		$ 5,450,000		$ 5,450,000
Sale of stock description of transaction				Each Private Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 1	$ 1